SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended
	Mar. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 26, 2016 CNY (¥)	Dec. 31, 2011 USD ($)
Subsequent Event [Line Items]
Consideration paid for repurchased			$ 17,448,132	¥ 113,025,510
Convertible bond due 2016 [Member]
Subsequent Event [Line Items]
Aggregate principle amount repurchased | $			$ 22,500,000					$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principle amount repurchased | ¥							¥ 680,000,000
Subsequent Event [Member] | Convertible bond due 2016 [Member]
Subsequent Event [Line Items]
Aggregate principle amount repurchased | $					$ 20,000,000	$ 33,500,000
Consideration paid for repurchased | ¥	¥ 19,900,000	¥ 32,700,000
Subsequent Event [Member] | Convertible bond due 2019 [Member]
Subsequent Event [Line Items]
Aggregate principle amount repurchased | $						$ 13,000,000
Consideration paid for repurchased | ¥		¥ 11,000,000